CONTINGENCIES & COMMITMENTS	0 Months Ended	6 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
CONTINGENCIES & COMMITMENTS

6 – CONTINGENCIES & COMMITMENTS

The Company is still obligated to pay its attorney, Frank Hariton, an additional $12,500 pursuant to the following terms: $2,500 upon the filing of the registration statement on Form 10; and $10,000 on any sale of control in the Company.

6 – CONTINGENCIES & COMMITMENTS The Company is still obligated to pay its attorney, Frank Hariton, an additional $10,000 pursuant to the following terms: $10,000 on any sale of control in the Company.